Main consolidated entities	12 Months Ended
Dec. 31, 2022
Disclosure of subsidiaries [abstract]
Main consolidated entities

Note 20    Main consolidated entities

At December 31, 2022, the scope of consolidation consisted of 384 entities.

The main changes in the scope of consolidation in 2022 are presented in Note 3.2.

Regarding subsidiaries with minority interests:

–  the financial statements for the groups Orange Polska, Jordan Telecom, Orange Belgium, Sonatel and, since December 30,2022, Orange Côte d'Ivoire are published, respectively, at the Warsaw Stock Exchange, the Amman Stock Exchange, the Brussels Stock Exchange and the regional stock exchange (BRVM), those companies being quoted;

–  the other subsidiaries do not make up a material proportion of Orange’s financial aggregates and their financial information is not presented in the Notes to Consolidated Financial Statements of the Orange's group.

Pursuant to Regulation No. 2016-09 of December 2, 2016 of the ANC (Autorité des normes comptables financières - French accounting standards authority), the full list of companies included in the scope of consolidation, companies not included in the scope of consolidation and non-consolidated equity securities is available on the Group’s website (https://gallery.orange.com/finance#lang=en&v=5c6a1b51-a537-454e-b2d3-6e4664be2c6a).

The list of the principal operating entities shown below was determined mainly based on their contributions to the following financial indicators: revenue and EBITDAaL.

Company		Country
Orange SA	Parent company	France
Main consolidated entities
France	% Interest	Country
Générale de Téléphone	100.00	France
Orange SA - France Business Unit	100.00	France
Orange Caraïbe	100.00	France
Orange Concessions and its subsidiaries (1)	50.00	France

Europe	% Interest	Country
Orange Belgium	78.32	Belgium
Orange Espagne and its subsidiaries	100.00	Spain
Orange Moldova	94.41	Moldova
Orange Polska and its subsidiaries	50.67	Poland
Orange Romania	99.20	Romania
Orange Romania Communications and its subsidiary	53.58	Romania
Orange Slovensko	100.00	Slovakia

Africa & Middle-East	% Interest	Country
Jordan Telecom and its subsidiaries	51.00	Jordan
Médi Telecom and its subsidiaries (2)	49.00	Morocco
Orange Botswana	73.68	Botswana
Orange Burkina Faso	85.80	Burkina Faso
Orange Cameroon	94.40	Cameroon
Orange Côte d'Ivoire and its subsidairies	72.50	Côte d'Ivoire
Orange Egypt for Telecommunications and its subsidiaries	99.96	Egypt
Orange Guinée (3)	37.60	Guinea
Orange Mali (3)	29.38	Mali
Orange RDC	100.00	Congo
Sonatel (3)	42.33	Senegal

Enterprise	% Interest	Country
Orange SA - Enterprise Business Unit	100.00	France
Orange Business Services Participations and its subsidiaries	100.00	France
Orange Cyberdefense and its subsidiaries	100.00	France
Globecast Holding and its subsidiaries	100.00	France

International Carriers & Shared Services	% Interest	Country
Orange SA - IC&SS Business Unit	100.00	France
FT IMMO H	100.00	France
OCS	66.67	France
Orange Brand Services	100.00	United Kingdom

Mobile Financial Services	% Interest	Country
Orange Bank	100.00	France

Totem	% Interest	Country
Totem France	100.00	France
Totem Spain	100.00	Spain

(1)	Orange Concessions is consolidated using the equity method.
(2)	Orange SA controls and consolidates Médi Telecom and its subsidiaries through a 49% equity interest and a 1.1% usufruct.
(3)	Orange SA controls Sonatel and its subsidiaries, which are fully consolidated, under the terms of the shareholders' agreement as supplemented by the Strategic Committee Charter dated July 13, 2005 (Orange SA owns and controls 100% of Orange MEA, which owns and controls 42.33% of Sonatel Group).